Provisions - By classification (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Provisions
Current provisions	$ 958	$ 983
Non-current provisions	11,931	11,610
Total provisions	12,889	12,593	$ 10,364
Decommissioning and restoration provision
Provisions
Current provisions	436	430
Non-current provisions	11,835	11,501
Total provisions	12,271	11,931	9,901
Royalties
Provisions
Current provisions	280	290
Total provisions	280	290	182
Other
Provisions
Current provisions	242	263
Non-current provisions	96	109
Total provisions	$ 338	$ 372	$ 281